UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4410

                           OPPENHEIMER DISCOVERY FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: SEPTEMBER

                      Date of reporting period: 06/30/2006

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--97.1%
------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--17.8%
------------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.9%
LKQ Corp. 1                                                                                    405,900   $    7,712,100
------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--8.3%
BJ's Restaurants, Inc. 1                                                                       172,900        3,862,586
------------------------------------------------------------------------------------------------------------------------
Life Time Fitness, Inc. 1                                                                      284,200       13,149,934
------------------------------------------------------------------------------------------------------------------------
Orient-Express Hotel Ltd.                                                                      251,800        9,779,912
------------------------------------------------------------------------------------------------------------------------
Panera Bread Co., Cl. A 1                                                                      127,800        8,593,272
------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc. 1                                                                 265,100        8,125,315
------------------------------------------------------------------------------------------------------------------------
Scientific Games Corp., Cl. A 1                                                                327,000       11,647,740
------------------------------------------------------------------------------------------------------------------------
Shuffle Master, Inc. 1                                                                         252,700        8,283,506
------------------------------------------------------------------------------------------------------------------------
Texas Roadhouse, Inc., Cl. A 1                                                                 284,100        3,841,032
                                                                                                         ---------------
                                                                                                             67,283,297
------------------------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--3.6%
Coldwater Creek, Inc. 1                                                                        402,200       10,762,872
------------------------------------------------------------------------------------------------------------------------
NutriSystem, Inc. 1                                                                            164,500       10,220,385
------------------------------------------------------------------------------------------------------------------------
VistaPrint Ltd. 1                                                                              298,700        7,987,238
                                                                                                         ---------------
                                                                                                             28,970,495
------------------------------------------------------------------------------------------------------------------------
MEDIA--1.6%
Central European Media Enterprises Ltd., Cl. A 1                                                64,300        4,063,117
------------------------------------------------------------------------------------------------------------------------
Focus Media Holding Ltd., ADR 1                                                                140,200        9,135,432
                                                                                                         ---------------
                                                                                                             13,198,549
------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--2.4%
Citi Trends, Inc. 1                                                                            136,400        5,822,916
------------------------------------------------------------------------------------------------------------------------
Gymboree Corp. 1                                                                               168,200        5,846,632
------------------------------------------------------------------------------------------------------------------------
Tractor Supply Co. 1                                                                           142,700        7,887,029
                                                                                                         ---------------
                                                                                                             19,556,577
------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.0%
Volcom, Inc. 1                                                                                 258,700        8,275,813

CONSUMER STAPLES--1.0%
------------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.0%
Herbalife Ltd. 1                                                                               197,500        7,880,250
ENERGY--7.7%
------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--4.3%
Dril-Quip, Inc. 1                                                                               78,100        6,438,564
------------------------------------------------------------------------------------------------------------------------
Hornbeck Offshore Services, Inc. 1                                                             175,300        6,226,656
------------------------------------------------------------------------------------------------------------------------
Hydril Co. 1                                                                                   145,600       11,432,512
------------------------------------------------------------------------------------------------------------------------
W-H Energy Services, Inc. 1                                                                    219,400       11,152,102
                                                                                                         ---------------
                                                                                                             35,249,834
------------------------------------------------------------------------------------------------------------------------
OIL & GAS--3.4%
Aventine Renewable Energy Holdings, Inc. 1                                                      40,000        1,556,000
------------------------------------------------------------------------------------------------------------------------
Carrizo Oil & Gas, Inc. 1                                                                      222,700        6,972,737
------------------------------------------------------------------------------------------------------------------------
Foundation Coal Holdings, Inc.                                                                 225,400       10,578,022


1          |          OPPENHEIMER DISCOVERY FUND

Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------
OIL & GAS CONTINUED
Range Resources Corp.                                                                          299,300   $    8,137,967
                                                                                                         ---------------
                                                                                                             27,244,726

FINANCIALS--7.9%
------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--2.7%
GFI Group, Inc. 1                                                                               99,400        5,362,630
------------------------------------------------------------------------------------------------------------------------
Greenhill & Co., Inc.                                                                          119,000        7,230,440
------------------------------------------------------------------------------------------------------------------------
Investment Technology Group, Inc. 1                                                            191,300        9,729,518
                                                                                                         ---------------
                                                                                                             22,322,588
------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--1.2%
------------------------------------------------------------------------------------------------------------------------
East West Bancorp, Inc.                                                                        171,200        6,490,192
------------------------------------------------------------------------------------------------------------------------
First Republic Bank                                                                             78,500        3,595,300
                                                                                                         ---------------
                                                                                                             10,085,492
------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.6%
United PanAm Financial Corp. 1                                                                 146,000        4,438,400
------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.5%
Nasdaq Stock Market, Inc. 1                                                                    147,000        4,395,300
------------------------------------------------------------------------------------------------------------------------
INSURANCE--1.0%
Tower Group, Inc.                                                                              272,400        8,240,100
------------------------------------------------------------------------------------------------------------------------
REAL ESTATE--1.9%
CB Richard Ellis Group, Inc., Cl. A 1                                                          294,400        7,330,560
------------------------------------------------------------------------------------------------------------------------
Trammell Crow Co. 1                                                                            224,200        7,885,114
                                                                                                         ---------------
                                                                                                             15,215,674

HEALTH CARE--20.2%
------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--1.6%
Alkermes, Inc. 1                                                                               197,500        3,736,700
------------------------------------------------------------------------------------------------------------------------
Cubist Pharmaceuticals, Inc. 1                                                                 306,300        7,712,634
------------------------------------------------------------------------------------------------------------------------
Illumina, Inc. 1                                                                                54,867        1,627,355
------------------------------------------------------------------------------------------------------------------------
VaxGen, Inc. 1,2                                                                                75,470          313,050
                                                                                                         ---------------
                                                                                                             13,389,739
------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--10.8%
ArthroCare Corp. 1                                                                             194,700        8,179,347
------------------------------------------------------------------------------------------------------------------------
Dexcom, Inc. 1                                                                                 198,200        2,691,556
------------------------------------------------------------------------------------------------------------------------
Gen-Probe, Inc. 1                                                                              102,000        5,505,960
------------------------------------------------------------------------------------------------------------------------
Hologic, Inc. 1                                                                                236,100       11,653,896
------------------------------------------------------------------------------------------------------------------------
Intermagnetics General Corp. 1                                                                 369,800        9,977,204
------------------------------------------------------------------------------------------------------------------------
Intuitive Surgical, Inc. 1                                                                      73,600        8,682,592
------------------------------------------------------------------------------------------------------------------------
LifeCell Corp. 1                                                                               288,600        8,923,512
------------------------------------------------------------------------------------------------------------------------
Meridian Bioscience, Inc.                                                                      245,000        6,112,750
------------------------------------------------------------------------------------------------------------------------
Neurometrix, Inc. 1                                                                            287,600        8,760,296
------------------------------------------------------------------------------------------------------------------------
ResMed, Inc. 1                                                                                 211,100        9,911,145
------------------------------------------------------------------------------------------------------------------------
Ventana Medical Systems, Inc. 1                                                                150,400        7,095,872
                                                                                                         ---------------
                                                                                                             87,494,130
------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--5.7%
Chemed Corp.                                                                                    75,450        4,114,289


2          |          OPPENHEIMER DISCOVERY FUND

Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
------------------------------------------------------------------------------------------------------------------------
Covance, Inc. 1                                                                                130,100   $    7,964,722
------------------------------------------------------------------------------------------------------------------------
Healthways, Inc. 1                                                                              76,000        4,000,640
------------------------------------------------------------------------------------------------------------------------
Psychiatric Solutions, Inc. 1                                                                  550,200       15,768,732
------------------------------------------------------------------------------------------------------------------------
VCA Antech, Inc. 1                                                                             261,000        8,333,730
------------------------------------------------------------------------------------------------------------------------
WellCare Health Plans, Inc. 1                                                                  124,300        6,096,915
                                                                                                         ---------------
                                                                                                             46,279,028
------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--2.1%
Adams Respiratory Therapeutics, Inc. 1                                                         218,100        9,731,622
------------------------------------------------------------------------------------------------------------------------
Nektar Therapeutics 1                                                                          401,100        7,356,174
                                                                                                         ---------------
                                                                                                             17,087,796
INDUSTRIALS--14.5%
------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.9%
BE Aerospace, Inc. 1                                                                           646,700       14,783,562
------------------------------------------------------------------------------------------------------------------------
Ceradyne, Inc. 1                                                                               221,100       10,942,239
------------------------------------------------------------------------------------------------------------------------
DRS Technologies, Inc.                                                                         129,700        6,322,875
                                                                                                         ---------------
                                                                                                             32,048,676
------------------------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--2.2%
Hub Group, Inc., Cl. A 1                                                                       389,400        9,551,982
------------------------------------------------------------------------------------------------------------------------
UTi Worldwide, Inc.                                                                            313,390        7,906,830
                                                                                                         ---------------
                                                                                                             17,458,812
------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--3.9%
American Reprographics Co. 1                                                                   241,300        8,747,125
------------------------------------------------------------------------------------------------------------------------
CoStar Group, Inc. 1                                                                            63,289        3,786,581
------------------------------------------------------------------------------------------------------------------------
Kenexa Corp. 1                                                                                 225,800        7,191,730
------------------------------------------------------------------------------------------------------------------------
Mobile Mini, Inc. 1                                                                            200,100        5,854,926
------------------------------------------------------------------------------------------------------------------------
Resources Connection, Inc. 1                                                                   246,700        6,172,434
                                                                                                         ---------------
                                                                                                             31,752,796
------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.4%
Energy Conversion Devices, Inc. 1                                                              118,500        4,316,955
------------------------------------------------------------------------------------------------------------------------
Energy Conversion Devices, Inc. 1                                                              200,000        7,286,000
                                                                                                         ---------------
                                                                                                             11,602,955
------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.5%
Walter Industries, Inc.                                                                         68,700        3,960,555
------------------------------------------------------------------------------------------------------------------------
MACHINERY--2.6%
Actuant Corp., Cl. A                                                                           122,600        6,123,870
------------------------------------------------------------------------------------------------------------------------
Bucyrus International, Inc., Cl. A                                                             184,950        9,339,975
------------------------------------------------------------------------------------------------------------------------
Middleby Corp. (The) 1                                                                          62,300        5,392,688
                                                                                                         ---------------
                                                                                                             20,856,533

INFORMATION TECHNOLOGY--22.5%
------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--3.0%
Ciena Corp. 1                                                                                  913,900        4,395,859
------------------------------------------------------------------------------------------------------------------------
F5 Networks, Inc. 1                                                                            128,300        6,861,484
------------------------------------------------------------------------------------------------------------------------
Redback Networks, Inc. 1                                                                       715,100       13,114,934
                                                                                                         ---------------
                                                                                                             24,372,277


3          |          OPPENHEIMER DISCOVERY FUND

Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.0%
Rackable Systems, Inc. 1                                                                       212,000   $    8,371,880
------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--6.5%
Akamai Technologies, Inc. 1                                                                    384,200       13,904,198
------------------------------------------------------------------------------------------------------------------------
Aquantive, Inc. 1                                                                              349,700        8,857,901
------------------------------------------------------------------------------------------------------------------------
Bankrate, Inc. 1                                                                               117,100        4,421,696
------------------------------------------------------------------------------------------------------------------------
Digitas, Inc. 1                                                                                592,300        6,882,526
------------------------------------------------------------------------------------------------------------------------
Equinix, Inc. 1                                                                                 74,800        4,103,528
------------------------------------------------------------------------------------------------------------------------
j2 Global Communications, Inc. 1                                                               459,000       14,329,980
                                                                                                         ---------------
                                                                                                             52,499,829
------------------------------------------------------------------------------------------------------------------------
IT SERVICES--2.1%
Heartland Payment Systems, Inc. 1                                                              150,300        4,190,364
------------------------------------------------------------------------------------------------------------------------
SRA International, Inc., Cl. A 1                                                               148,400        3,951,892
------------------------------------------------------------------------------------------------------------------------
VeriFone Holdings, Inc. 1                                                                      292,700        8,921,496
                                                                                                         ---------------
                                                                                                             17,063,752
------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--5.7%
ATMI, Inc. 1                                                                                   292,800        7,208,736
------------------------------------------------------------------------------------------------------------------------
Diodes, Inc. 1                                                                                 237,250        9,831,640
------------------------------------------------------------------------------------------------------------------------
FormFactor, Inc. 1                                                                             150,600        6,721,278
------------------------------------------------------------------------------------------------------------------------
Microsemi Corp. 1                                                                              436,900       10,651,622
------------------------------------------------------------------------------------------------------------------------
Netlogic Microsystems, Inc. 1                                                                  182,800        5,895,300
------------------------------------------------------------------------------------------------------------------------
Trident Microsystems, Inc. 1                                                                   313,000        5,940,740
                                                                                                         ---------------
                                                                                                             46,249,316
------------------------------------------------------------------------------------------------------------------------
SOFTWARE--4.2%
Concur Technologies, Inc. 1                                                                    639,300        9,889,971
------------------------------------------------------------------------------------------------------------------------
Informatica Corp. 1                                                                            602,800        7,932,848
------------------------------------------------------------------------------------------------------------------------
MICROS Systems, Inc. 1                                                                         184,200        8,045,856
------------------------------------------------------------------------------------------------------------------------
Ultimate Software Group, Inc. (The) 1                                                          431,700        8,271,372
                                                                                                         ---------------
                                                                                                             34,140,047
MATERIALS--1.5%
------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.7%
Eagle Materials, Inc.                                                                          126,600        6,013,500
------------------------------------------------------------------------------------------------------------------------
METALS & MINING--0.8%
RTI International Metals, Inc. 1                                                               110,000        6,142,400
TELECOMMUNICATION SERVICES--4.0%
------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.4%
NeuStar, Inc., Cl. A 1                                                                         339,100       11,444,625
------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--2.6%
SBA Communications Corp. 1                                                                     803,200       20,995,647
                                                                                                         ---------------
Total Common Stocks (Cost $649,794,102)                                                                     789,293,488
------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
------------------------------------------------------------------------------------------------------------------------
Candescent Technologies Corp.:
$2.50 Cv., Series D, Vtg. 1,2                                                                1,200,000               --
Sr. Exchangeable, Series E, Vtg. 1,2                                                           800,000               --


4          |          OPPENHEIMER DISCOVERY FUND

Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------
Sr. Exchangeable, Series F, Vtg. 1,2                                                           200,000   $           --
                                                                                                         ---------------
Total Preferred Stocks (Cost $8,900,000)                                                                             --

                                                                                                 UNITS
------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
------------------------------------------------------------------------------------------------------------------------
Discovery Laboratories, Inc. Wts., Exp. 9/20/10 1,2 (Cost $0)                                  123,908          227,957

                                                                                             PRINCIPAL
                                                                                                AMOUNT
------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--3.3%
------------------------------------------------------------------------------------------------------------------------
Undivided interest of 1.55% in joint repurchase agreement (Principal
Amount/Value $1,732,960,000, with a maturity value of $1,733,645,963) with UBS
Warburg LLC, 4.75%, dated 6/30/06, to be repurchased at $26,957,667 on 7/3/06, collateralized by Federal National Mortgage Assn., 4.50%-5%, 3/1/20-4/1/35, with a value of $620,732,225 and Federal Home Loan Mortgage Corp., 5.50%,
5/1/35-6/1/36, with a value of $1,151,835,293 (Cost $26,947,000)                        $   26,947,000       26,947,000
------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $685,641,102)                                                  100.4%     816,468,445
------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                             (0.4)      (3,393,665)
                                                                                        --------------------------------
NET ASSETS                                                                                       100.0%  $  813,074,780
                                                                                        ================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of June 30, 2006 was $541,007, which represents 0.07% of the Fund's net assets, all of which is considered restricted. See accompanying Notes.

   Represents ownership of at least 5% of the voting securities of the issuer, and was an affiliate, as defined in the Investment Company Act of 1940, during the period ended June 30, 2006. There were no affiliate securities held by the Fund as of June 30, 2006. Transactions during the period in which the issuer was an affiliate are as follows:

                                                 SHARES       GROSS        GROSS          SHARES
                                     SEPTEMBER 30, 2005   ADDITIONS   REDUCTIONS   JUNE 30, 2006
-------------------------------------------------------------------------------------------------
Regeneration Technologies, Inc.                 666,900          --      666,900              --

                                                                        DIVIDEND        REALIZED
                                                                          INCOME            LOSS
-------------------------------------------------------------------------------------------------
Regeneration Technologies, Inc.                                         $     --      $  896,030

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities      $   686,154,825
                                    ================

Gross unrealized appreciation       $   155,326,393
Gross unrealized depreciation           (25,012,773)
                                    ----------------
Net unrealized appreciation         $   130,313,620
                                    ================


5          |          OPPENHEIMER DISCOVERY FUND

Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ILLIQUID OR RESTRICTED SECURITIES

As of June 30, 2006, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and


6          |          OPPENHEIMER DISCOVERY FUND

Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS  JUNE 30, 2006 / UNAUDITED
--------------------------------------------------------------------------------

are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                                                                                                      UNREALIZED
                                      ACQUISITION                            VALUATION AS OF        APPRECIATION
SECURITY                                    DATES                  COST        JUNE 30, 2006       (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------
Candescent Technologies Corp.,            3/31/95    $        3,000,000    $              --    $     (3,000,000)
$2.50 Cv., Series D, Vtg.

Candescent Technologies Corp., Sr.
Exchangeable, Series E, Vtg.              4/24/96             4,400,000                   --          (4,400,000)

Candescent Technologies Corp., Sr.
Exchangeable, Series F, Vtg.              6/11/97             1,500,000                   --          (1,500,000)

Discovery Laboratories, Inc. Wts.,
Exp. 9/20/10                              6/18/03                    --              227,957             227,957

VaxGen, Inc.                             11/19/04               999,978              313,050            (686,928)
                                                     ------------------------------------------------------------
                                                     $        9,899,978    $         541,007    $    (9,358,971)
                                                     ============================================================


7          |          OPPENHEIMER DISCOVERY FUND



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2006, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Discovery Fund


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 08/08/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: 08/08/2006


By:   /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 08/08/2006